Other financial assets (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets measured at fair value through profit or loss
Other financial assets	$ 1,398,708	$ 3,071,659
Current	206,284	2,194,651
Non-current	1,192,424	877,008
Financial assets at fair value, class [member]
Assets measured at fair value through profit or loss
Other financial assets	1,395,120	3,068,268
Hedging instruments [Member]
Assets measured at fair value through profit or loss
Other financial assets	11,460	98,877
Assets measured at fair value through other comprehensive income [Member]
Assets measured at fair value through profit or loss
Other financial assets	1,182	732
Assets measured at amortized cost [Member]
Assets measured at fair value through profit or loss
Other financial assets	3,588	3,391
Local currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	468,725	474,535
Foreign currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 913,753	$ 2,494,124